Disclosure of New Standards in the Period	12 Months Ended
Dec. 31, 2023
Disclosure of New Standards in the Period [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD

1.	Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

a.	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is applied prospectively for annual reporting periods beginning on January 1, 2023 and is applicable to changes and had no impact.

b.	Amendment to IAS 12, “Income Taxes”:

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transaction that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on January 1, 2023. In relation to leases and decommissioning obligations, the Amendment is applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment is recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The application of the Amendment did not have a material impact on the Company’s consolidated financial statements.

c.	Amendment to IAS 1, “Disclosure of Accounting Policies”:

In February 2021, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”), which replaces the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. One of the main reasons for the Amendment is the absence of a definition of the term ‘significant’ in IFRS whereas the term ‘material’ is defined in several standards and particularly in IAS 1.

The Amendment is applicable for annual periods beginning on January 1, 2023.

The application of the above Amendment had an effect on the disclosures of the Company’s accounting policies, but did not affect the measurement, recognition or presentation of any items in the Company’s consolidated financial statements.

2.	Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards in the period prior to their adoption:

a.	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” regarding the criteria for determining the classification of liabilities as current or non-current (“the Original Amendment”). In October 2022, the IASB issued a subsequent amendment (“the Subsequent Amendment”).

According to the Subsequent Amendment:

●	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.

●	In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. Early adoption is permitted.

As of December 31, 2023, all loans are classified to current liabilities and the Company still evaluating the impact related to other liabilities on its consolidated financial statements.

b.	Amendment to IFRS 16, “Leases”:

In September 2022, the IASB issued an amendment to IFRS 16, “Leases” (“the Amendment”), which provides guidance on how a seller-lessee should measure the lease liability arising in a sale and leaseback transaction with variable lease payments that do not depend on an index or rate. The seller-lessee has to choose between two accounting policies for measuring the lease liability on the inception date of the lease. The accounting policy chosen must be applied consistently.

The Amendment is applicable for annual periods beginning on or after January 1, 2024. Early adoption is permitted. The Amendment is to be applied retrospectively.

The Company believes that the Amendment is not expected to have a material impact on its consolidated financial statements.

c.	Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, the IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (“the Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.

d.	Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (“the Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. The Company believes that the amendments are not expected to have a material impact on its consolidated financial statements.

e.	IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)

IFRS 18 replaces IAS 1 “Presentation of Financial Statements”. The main changes in the new standard are as below:

i.

Improved comparability in the statement of profit or loss. IFRS 18 requires entities to classify all income and expenses within their statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new, to improve the structure of the income statement, and requires all entities to provide new defined subtotals, including operating profit or loss. The improved structure and new subtotals will give investors a consistent starting point for analyzing entities’ performance and make it easier to compare entities.

ii.	Enhanced transparency of management-defined performance measures. IFRS 18 requires entities to disclose explanations of those entity-specific measures that are related to the income statement, referred to as management-defined performance measures.

iii.	Useful grouping of information in the financial statements. IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. The changes are expected to provide more detailed and useful information. IFRS 18 also requires entities to provide more transparency about operating expenses, helping investors to find and understand the information they need.

The Amendments apply for annual reporting periods beginning on or after January 1, 2027. Earlier adoption is permitted. The Company is still evaluating the effect of this amendment on its consolidated financial statements.